CONCENTRATIONS OF RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Entity-Wide Revenue, Major Customer, Amount	$ 15,398,990	$ 24,412,943
Entity-Wide Revenue, Major Customer, Percentage	35.00%	45.70%
Customer A [Member]
Entity-Wide Revenue, Major Customer, Amount	6,283,257	6,864,028
Entity-Wide Revenue, Major Customer, Percentage	14.00%	13.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Amount	4,764,066	6,701,160
Entity-Wide Revenue, Major Customer, Percentage	11.00%	12.70%
Customer C [Member]
Entity-Wide Revenue, Major Customer, Amount	4,351,667	5,463,218
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%
Customer D [Member]
Entity-Wide Revenue, Major Customer, Amount		$ 5,384,537
Entity-Wide Revenue, Major Customer, Percentage		10.00%